EQUIPMENT (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 192,743	$ 199,626
Accumulated amortization	177,890	176,111
Net book value	14,853	23,515
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	35,221	37,137
Accumulated amortization	30,946	30,942
Net book value	4,275	6,195
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	92,016	100,132
Accumulated amortization	87,653	92,632
Net book value	4,363	7,500
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Cost	27,689	25,674
Accumulated amortization	27,689	25,674
Net book value	0	0
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Cost	37,817	36,683
Accumulated amortization	31,602	26,863
Net book value	$ 6,215	$ 9,820